Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of net sales by nature for each reportable operating segment

Net sales	12.31.23	12.31.22	12.31.21
Brazil
In-natura	5,914,882	5,976,960	6,002,585
Processed	20,601,576	20,878,697	18,729,686
Other sales	342,460	142,131	76,618
	26,858,918	26,997,788	24,808,889

International
In-natura	19,888,732	20,044,710	18,212,688
Processed	3,765,633	3,679,233	2,955,431
Other sales	197,399	379,192	346,585
	23,851,764	24,103,135	21,514,704

Other segments	2,904,758	2,704,105	2,019,712
	53,615,440	53,805,028	48,343,305

Schedule of operating income for each operating segment

	Gross profit			Income (loss) before financial results and income taxes
	12.31.23	12.31.22	12.31.21	12.31.23	12.31.22	12.31.21
Brazil	5,916,699	3,892,719	5,350,075	1,602,298	(352,138)	1,583,899
Margin (%)	22.0%	14.4%	21.6%	6.0%	-1.3%	6.4%
International	2,121,851	3,523,769	3,767,331	(1,214,167)	403,661	942,006
Margin (%)	8.9%	14.6%	17.5%	-5.1%	1.7%	4.4%
Other segments	764,791	716,164	573,738	357,720	440,062	393,477
Margin (%)	26.3%	26.5%	28.4%	12.3%	16.3%	19.5%
Subtotal	8,803,341	8,132,652	9,691,144	745,851	491,585	2,919,382
Corporate	30,360	-	1,389	90,290	(627,874)	90,405
Total	8,833,701	8,132,652	9,692,533	836,141	(136,289)	3,009,787
Margin (%)	16.5%	15.1%	20.0%	1.6%	-0.3%	6.2%

Schedule of composition allocated to the company operating segments

Corporate	12.31.23	12.31.22	12.31.21
Results with sale and disposal of fixed assets	86,475	3,582	65,884
Reversal/(provision) for tax and civil contingencies	21,707	(50,397)	30,587
Gains (losses) with demobilization	(277)	1,398	(6,814)
Investigations involving the Company	(1,111)	(588,774)	(9,003)
Result in the sale of investments	-	-	76,148
Other	(16,504)	6,317	(66,397)
	90,290	(627,874)	90,405

Schedule of goodwill and intangible assets arising from business combination

	Goodwill		Trademarks		Total
	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22
Brazil	1,151,498	1,151,498	982,478	982,478	2,133,976	2,133,976
International	1,783,873	1,865,390	415,904	423,846	2,199,777	2,289,236
Other segments	455,567	457,215	474,871	474,875	930,438	932,090
	3,390,938	3,474,103	1,873,253	1,881,199	5,264,191	5,355,302